Share-Based Compensation and Benefit Plans - Additional Information (Detail) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 07, 2023 USD ($) shares	Oct. 15, 2022 USD ($) shares	Dec. 31, 2022 USD ($) Age $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options of common stock outstanding | shares			559,625	602,488
Income tax benefit			$ 125,717	$ 128,797	$ 76,623
Payment, tax withholding, share-based payment arrangement			87,107	1,092	2,299
Common stock contribution to 401(k) plan			6,746	5,154	4,543
Current federal tax expense (benefit)			$ 71,475	$ 91,162	$ 58,895
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that remained available for grant in connection with the 2014 Plan | shares			1,500,000
Shares reserved for future grant | shares			443,479
Number of days of service required for an employee to purchase shares			90 days
Discount to employees to purchase shares			5.00%
Shares purchased under ESPP | shares			4,101	3,501	5,121
Average price of the shares purchased by employees | $ / shares			$ 262.57	$ 239.11	$ 171.89
Additional shares issued resulting from cash dividends reinvested in common stock | shares			3,365	2,962	3,964
Net proceeds from shares purchased under ESPP			$ 1,997	$ 1,676	$ 1,649
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued, value, share-Based payment arrangement	$ 200,000
Shares Issued, shares, share-Based payment arrangement | shares	632
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options of common stock outstanding | shares			361,075
2014 Plan | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest			2 years
2014 Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest			4 years
401(k) Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock contribution to 401(k) Plan, shares | shares			21,560	22,752	25,216
Common stock contribution to 401(k) plan			$ 6,746	$ 5,154	$ 4,543
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of market price that share-based compensation awards are granted at			100.00%
Aggregate shares of common stock that remained available for grant in connection with the 2014 Plan | shares			2,500,000
Shares reserved for future grant | shares			2,502,966
Contractual term of stock option awards			5 years
2021 Plan | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest			2 years
2021 Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest			4 years
2021 Plan | Common and Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that remained available for grant in connection with the 2014 Plan | shares			7,327
Shares awarded under the plan, net of cancellations | shares			4,361
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of restricted stock | $ / shares			$ 290.55	$ 254.73	$ 193.89
Market value of vested shares			$ 271,781	$ 3,646	$ 7,354
Unrecognized share-based compensation expense			$ 193,089
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement			11 years 8 months 12 days
Number of shares vested | shares			1,000,459
Restricted Stock | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense			$ 54,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation agreement			7 years
Restricted stock obligated to issue in connection with incentive compensation agreement | shares			39,602
Restricted Stock | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense			$ 21,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement			4 years
Age of Chief Executive Officer when restricted stock vests | Age			86
Restricted Stock | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense			$ 24,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement			6 years
Age of Chief Executive Officer when restricted stock vests | Age			88
Restricted Stock | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense			$ 9,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement			7 years
Age of Chief Executive Officer when restricted stock vests | Age			89
Restricted Stock | President
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense			$ 40,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation agreement			21 years
Restricted stock obligated to issue in connection with incentive compensation agreement | shares			38,930
Restricted Stock | President | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense			$ 39,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement			21 years
Age of president when restricted shares vests | Age			62
Restricted Stock | President | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense			$ 1,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement			23 years
Age of president when restricted shares vests | Age			64
Restricted Stock | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Age of employee when restricted stock vests | Age			62
Restricted Stock | Various Key Leaders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period related to shares obligated to issue in connection with incentive compensation agreement | shares			15,000
Restricted Stock | Various Key Leaders | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement			5 years
Restricted Stock | Various Key Leaders | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement			13 years
Restricted Stock | Common and Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares					11,693
Payment, tax withholding, share-based payment arrangement					$ 2,299
Restricted Stock | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares			320,468	3,858
Payment, tax withholding, share-based payment arrangement			$ 87,049	$ 1,078
Restricted Stock | Class B Common Stock | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market value of vested shares		$ 265,106
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares		311,408
Payment, tax withholding, share-based payment arrangement		$ 104,319
Cash benefit related to vesting of restricted stock previously granted to our CEO			67,000
Current federal tax expense (benefit)			49,000
Number of shares vested | shares		975,622
Shares retained net of tax withholdings | shares		664,214
Cash payment related to tax withholding for share based compensation		$ 19,700
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit			2,658	3,595	1,586
Total intrinsic value of stock options exercised			13,046	16,903	8,753
Cash received from Common stock issued			18,425	19,338	17,608
Unrecognized share-based compensation expense			$ 8,390
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement			1 year 10 months 24 days
Fair value of stock options vested			$ 2,721	$ 2,621	$ 2,177
Stock Options | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares			1,592	4,040	11,455
Payment, tax withholding, share-based payment arrangement			$ 438	$ 1,179	$ 2,343